Other assets, income, expenses and non-controlling interest - Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities [Abstract]
Digital gold strategies	$ 11,518	$ 18,913
Fund recoveries and investment receivables	6,043	5,951
Assets attributable to non-controlling interests	3,518	0
Prepaid expenses	2,316	4,355
Other	1,919	2,231
Deferred costs related to the Acquisition	0	1,806
Total other assets	$ 25,314	$ 33,256